Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
OPERATING ACTIVITIES
Loss for the year	$ (7,128)	$ (16,776)	$ (41,024)
Add items not affecting cash:
Depreciation	177	235	347
Interest expense	5,493	8,355	18,414
Unrealized foreign exchange gain (loss)	128	13	(65)
Share of joint venture expenditures	369	595
Loss on assets held for sale			2,305
Gain (Loss) on fair value of convertible debt derivatives	(3,203)	2,732	(3,726)
(Gain) Loss on marketable securities		(609)	105
Deferred tax expense	72	106
Stock compensation expense	1,569	787	77
Directors fees paid in deferred share units	142	112
Net change in non-cash working capital	(739)	(502)	209
Net cash flows from (used in) operating activities	(3,120)	(4,952)	(23,358)
FINANCING ACTIVITIES
Share issuance - warrant exercise	48	1,783
Proceeds from issuance of equity	5,705	25,024	19,882
Equity issuance costs	(514)	(1,876)	(2,562)
Cash received from sale of Maseve			62,000
Costs associated with convertible note			(95)
Convertible note interest paid		(687)
Cash proceeds from debt		20,000	10,000
Costs associated with debt	(40)	(228)	(866)
Sprott principal repayments		0	(50,000)
Sprott interest paid	(2,237)	(73)	(3,401)
Lease payments made	(66)
Repayment of Liberty debt and production payment termination		(41,023)	(23,163)
Cash received from Waterberg partners	1,697	3,522	2,756
Net cash flows from (used in) financing activities	4,593	6,442	14,551
INVESTING ACTIVITIES
Proceeds from partial sale of interest in Waterberg			16,124
Fees paid on asset held for sale			(1,000)
Transfer to restricted cash (Waterberg)			(5,000)
Expenditures from restricted cash (Waterberg)		126	4,874
Investment in Lion Battery	(350)	(554)
Cash received from sale of marketable securities		7,951
Proceeds from the sale of concentrate			2,016
Performance bonds	(67)	19
Waterberg exploration expenditures	(4,953)	(6,990)	(9,125)
Net cash flows from (used in) investing activities	(5,370)	552	7,889
Net decrease in cash and cash equivalents	(3,897)	2,042	(918)
Effect of foreign exchange on cash and cash equivalents	(345)	491	521
Cash and cash equivalents, beginning of year	5,550	3,017	3,414
Cash and cash equivalents, end of year	$ 1,308	$ 5,550	$ 3,017